Deferred Revenue (Schedule of Deferred Revenue) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue [Abstract]
Current	$ 19,062	$ 19,223		$ 78,811
Non-current				20,130
Total	$ 19,062	$ 19,223	$ 63,642	$ 98,941	$ 301,231